Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Payment [Abstract]
Schedule of Share-based Payment

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table and explanations:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net loss / profit
Year of issuance	beginning	in the year	forfeited	exercised	year end	2019	2018	2017
2018	200,000	—	(68,670)	(131,330)	—	416	1,662	—
2016	1,582,426	—	(228,909)	(1,353,517)	—	50	866	865
2014	—	—	—	—	—	—	—	838
Subtotal	1,782,426	—	(297,579)	(1,484,847)	—	466	2,528	1,703
Shares granted to Non-Executive Directors	—	29,220	—	(29,220)	—	500	450	454
VCP 2019	—	378,053	—	—	378,053	951	—	—
Executive Directors Bonus	104,439	52,058	—	—	156,497	800	600	—
VCP 2016 (a)	2,976,781	—	—	(1,488,391)	1,488,390	—	1,868	1,868
Stock awards for service contracts	—	—	—	—	—	—	—	50
	4,863,646	459,331	(297,579)	(3,002,458)	2,022,940	2,717	5,446	4,075
(a)	The awards at year end were issued in January 2020, as set up in the plan.